Nature Of Business And Summary Of Significant Accounting Policies (Estimated Useful Lives By Class Of Assets) (Details)	12 Months Ended
Dec. 31, 2016
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Vehicles, Dozers, And Other Light Operating Equipment And Systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Vehicles, Dozers, And Other Light Operating Equipment And Systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Heavy Operating Equipment (Dredges And Barges) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Heavy Operating Equipment (Dredges And Barges) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years